Form N-1A Cover	Nov. 24, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MANAGER DIRECTED PORTFOLIOS
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 24, 2025
Prospectus Date	Nov. 24, 2025